Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 24,449	€ 16,773	€ 17,954
of which: based on Effective Interest Rate Method		€ 19,800	€ 13,400	€ 14,100

[1]	Interest and similar income included € 19.8 billion, € 13.4 billion and € 14.1 billion for the year ended December 31, 2022, 2021 and 2020, respectively, calculated based on effective interest method.